Debt and borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of other assets [Abstract]
Schedule of long-term debt
	2022		2021	2020
Simple credit line with Banamex, HSBC, BBVA, Bajío, BanCoppel and Scotiabank, up to Ps.4,498,695, with interest (28-day TIIE published in BANXICO) plus the applicable margin, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp between the 360 days and the result of using the unpaid and past-due balances.	Ps.	4,432,711	-	-

Two-tranche sustainability bond, with maturities across 4 and 7 years, offered in the Mexican Market through the Bolsa Mexicana de Valores; the first offer of Ps.500,000 started paying interest at 5.15% plus 0.40% and for the monthly subsequent payments, the rate will be based on the 29-day TIIE rate issued by BANXICO plus 0.40%; the second offer of Ps.1,000,000 will pay interest semi-annually at a fixed rate of 8.35%, during the sustainability bond term.		1,485,545	1,482,261	-

Credit line with Banamex, with interest rate at TIIE (28 days published in BANXICO) plus 110 basis points, the line considers payments of drawdowns in no more than a 12-month term. This short-term line of credit, which is available and paid in a term of no more than 12 months.		200,000	-	-

Innova Catalogos has a loan for financial support or “Emerging Plan for the protection of employment and income of people”; the loan was acquired at the beginning of 2021, for the amount of Ps.40, with maturity across 18 months, and monthly payments of Ps.2.2, this loan does not accrue interest, however in case of default, it will accrue interest at the rate of 24% on unpaid balances.		-	15	-

Secured credit line with Banamex, for up to Ps.400,000, bearing interest at the TIIE rate plus 260 basis points. Withdrawals from this secured credit line can be made during a 10-month period starting December 15, 2018, and are payable on a quarterly basis from December 17, 2019 up to December 18, 2025. This secured credit line was prepaid on August 31, 2021 with the proceeds from the sustainability bond.		-	-	373,333

Secured credit line with Banamex for up to Ps.195,000, bearing interest at the TIIE rate plus 295 basis points, payable on a quarterly basis from October 30, 2020 to December 30, 2025. This secured credit line was prepaid on August 31, 2021 with the proceeds from the sustainability bond.		-	-	188,500

Credit line with BBVA for up to Ps.75,000 bearing interest at 7.5%, payable monthly from September 20, 2020 to August 31, 2023. This credit line was prepaid on August 31, 2021 with the proceeds from the sustainability bond.		-	-	64,721

Interest payable	Ps.	30,419	28,109	3,323

Total debt		6,148,675	1,510,385	629,877

Less: Current portion		230,419	28,124	105,910

Long term debt and borrowings	Ps.	5,918,256	1,482,261	523,967

Schedule of cash flows arising from financing activities
	Long-term debt and borrowings		Interest payable	Derivative financial instruments, net
Balances as of January 1, 2020	Ps.	666,806	10,907	32,309
Changes that represent cash flows - Loans obtained		1,712,207	-	-
Restricted cash (1)		(42,915)	-	-
Payments		(1,757,112)	(121,297)	-
Changes that do not represent cash flows:
Interest expense		-	80,253	-
Borrowing costs capitalized on property, plant and equipment		-	33,460	-
Valuation effects of derivative financial instruments		-	-	287,985
Amortization of commissions and debt issuance cost		4,653	-	-
Balances as of January 3, 2021	Ps.	583,639	3,323	320,294
Changes that represent cash flows -
Loans obtained		1,520,000	-	-
Restricted cash		42,915	-	-
Payments		(646,716)	(49,123)	(18,172)
Bond issuance costs		(18,931)
Changes that do not represent cash flows:
Interest expense		-	73,909	-
Control obtained over subsidiaries		177	-	-
Amortization of bond issuance cost		1,192	-	-
Valuation effects of derivative financial instruments		-	-	(330,315)
Balances as of December 31, 2021		1,482,276	28,109	(28,193)
Changes that represent cash flows -
Loans obtained		5,818,705	-	-
Payments		(1,120,025)	(502,847)	-
Bond issuance costs		(88,722)	-	-
Changes that do not represent cash flows:
Interest expense		-	505,157	-
Control obtained over subsidiaries
Amortization of bond issuance cost		3,285	-	-
Amortization of Long-term debt- Syndicated Credit Line		22,737	-	-
Valuation effects of derivative financial instruments		-	-	43,522
Balances as of December 31, 2022		6,118,256	30,419	15,329

(1)	Balances in column “Long-term debt” in the table above, are netted with restricted cash balances on 2020 period.

Schedule of long-term debt maturities
Year	Amount
2023	Ps.	853,401
2024		899,275
2025		2,087,221
2026		1,698,045
2027-2028		2,778,621
	Ps.	8,316,563